Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 14,727,000	$ 12,645,000	$ 11,901,000
Capitalized interest, incremental and other internal costs	15,333,000	16,234,000
Additional capitalized interest and other costs	0	0
Asset disposals relating to depreciated production equipment	578,000	10,799,000
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software	$ 4,636,000	$ 4,517,000